FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - Residential Mortgage [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 289,198	£ 288,235
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	51,351	53,991
Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	204,615	209,165
Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42,482	45,373
Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48,659	45,703
Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,445	5,226
Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	28,876	26,813
Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,730	2,623
Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	6,103	5,462
Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	583	616
Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	945	1,092
Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	111	153
Stage 1 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	257,043	257,797
Stage 1 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	46,904	49,299
Stage 1 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	179,566	185,556
Stage 1 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	39,054	41,695
Stage 1 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	44,384	41,827
Stage 1 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,848	4,668
Stage 1 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	27,056	24,854
Stage 1 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,428	2,333
Stage 1 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,663	4,957
Stage 1 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	516	527
Stage 1 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	374	603
Stage 1 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	58	76
Stage 2 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	16,935	13,654
Stage 2 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,889	4,048
Stage 2 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	13,147	10,728
Stage 2 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,004	3,193
Stage 2 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,343	1,802
Stage 2 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	529	483
Stage 2 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,057	832
Stage 2 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	264	247
Stage 2 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	199	164
Stage 2 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	49	68
Stage 2 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	189	128
Stage 2 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	43	57
Stage 3 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,506	1,393
Stage 3 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	558	644
Stage 3 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,174	1,035
Stage 3 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	424	485
Stage 3 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	181	190
Stage 3 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	68	75
Stage 3 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	86	95
Stage 3 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	38	43
Stage 3 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	34	39
Stage 3 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	18	21
Stage 3 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31	34
Stage 3 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	10	20
Purchased or originated credit-impaired [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	13,714	15,391
Purchased or originated credit-impaired [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	10,728	11,846
Purchased or originated credit-impaired [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,751	1,884
Purchased or originated credit-impaired [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	677	1,032
Purchased or originated credit-impaired [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	207	302
Purchased or originated credit-impaired [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 351	£ 327